Financial instruments and related disclosures - Summary of External Credit Exposure (Detail) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of external credit grades [line items]
Bank balances and deposits	£ 1,942	£ 1,324
US Treasury and Treasury repo only money market funds	155	146
Liquidity funds	839	2,253
Government securities	42	67
Third party financial derivatives	130	188
Rated Credit Exposures	3,108	3,978
AAA/Aaa
Disclosure of external credit grades [line items]
Bank balances and deposits	0	0
US Treasury and Treasury repo only money market funds	155	146
Liquidity funds	839	2,253
Government securities	0	0
Third party financial derivatives	0	0
Rated Credit Exposures	994	2,399
AA/Aa
Disclosure of external credit grades [line items]
Bank balances and deposits	28	0
US Treasury and Treasury repo only money market funds	0	0
Liquidity funds	0	0
Government securities	42	67
Third party financial derivatives	0	0
Rated Credit Exposures	70	67
A/A
Disclosure of external credit grades [line items]
Bank balances and deposits	1,815	1,215
US Treasury and Treasury repo only money market funds	0	0
Liquidity funds	0	0
Government securities	0	0
Third party financial derivatives	130	188
Rated Credit Exposures	1,945	1,403
BBB/Baa
Disclosure of external credit grades [line items]
Bank balances and deposits	55	49
US Treasury and Treasury repo only money market funds	0	0
Liquidity funds	0	0
Government securities	0	0
Third party financial derivatives	0	0
Rated Credit Exposures	55	49
BB+/Ba1 and below/unrated
Disclosure of external credit grades [line items]
Bank balances and deposits	44	60
US Treasury and Treasury repo only money market funds	0	0
Liquidity funds	0	0
Government securities	0	0
Third party financial derivatives	0	0
Rated Credit Exposures	£ 44	£ 60